Expense Example - Managed Futures Strategy Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	126	393	681	1,500	154	477	824	1,802	118	368	638	1,409